Profit interest units of SIS Holdings LP - Summary of Equity Based Compensation Costs (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based Payment Arrangement, Expense	$ 1.8	$ 1.9	$ 3.6	$ 3.9
Cost of revenues, excluding depreciation and amortization [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based Payment Arrangement, Expense	0.1	0.1	0.2	0.3
Selling, general and administrative expenses [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based Payment Arrangement, Expense	$ 1.7	$ 1.8	$ 3.4	$ 3.6